Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 988,535	$ 1,297	$ 54,034
Accounts receivable, net	42,199	44,548	91,501
Inventory, net	56,500	56,500	10,741
Prepaid expenses	42,727	12,765	18,341
Due from related party		0	78,920
Total Current Assets	1,129,961	115,110	253,537
Deposit on acquisition	865,000	0
Property and equipment, net	2,196,572	2,493,224	2,843,587
Security deposit	6,356	6,356	6,356
Intangible Assets, net	293,625	326,250	369,750
Total Assets	4,491,514	2,940,940	3,473,230
Current Liabilities
Accounts payable and accrued liabilities	655,347	540,947
Payable to Globe Photo, Inc.	10,000	10,000	10,000
Due to related parties	287,455	147,113	32,245
Notes payable - related parties	639,415	456,235	471,284
Notes payable, net of debt discount	185,000	417,500	494,335
Deferred revenue	17,772	75,000	0
Derivative liability	0	9,195	57,922
Loans payable, net of unamortized discounts	568,669	738,805	349,818
Convertible notes, net of debt discount and issuance costs	430,983	0
Convertible notes - related party, net of debt discount	87,549	0
Total Current Liabilities	2,882,190	2,394,795	2,017,757
Total Liabilities	2,882,190	2,394,795	2,017,757
Preferred stock	0	0	0
Common stock	32,622	32,557	32,557
Additional paid in capital	6,666,466	4,124,243	4,097,711
Treasury stock; 258,823 and 0 shares as of December 31, 2017 and 2016, respectivley.	0	(88,000)	0
Accumulated deficit	(5,089,764)	(3,522,655)	(2,674,795)
Stockholders' Equity	1,609,324	546,145	1,455,473
Total Liabilities and Stockholders' Equity	$ 4,491,514	$ 2,940,940	$ 3,473,230